Label	Element	Value
AMERICAN CENTURY INVESTMENT TRUST | NT DIVERSIFIED BOND FUND
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Prospectus Supplement NT Diversified Bond Fund

Supplement dated March 26, 2022 ■ Prospectus dated August 1, 2021

The Board of Trustees has approved an agreement and plan of reorganization, whereby the net assets of NT Diversified Bond Fund will be transferred to Diversified Bond Fund in exchange for shares of Diversified Bond Fund (the “Reorganization”). The Board, including the trustees who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on May 27, 2022, as of the close of the New York Stock Exchange. NT Diversified Bond Fund’s G Class shareholders will receive shares of equal value of the corresponding class of Diversified Bond Fund in exchange for their shares of NT Diversified Bond Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT Diversified Bond Fund and Diversified Bond Fund have the same investment objectives, strategies and management fees.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).

AMERICAN CENTURY INVESTMENT TRUST | NT HIGH INCOME FUND
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Prospectus Supplement NT High Income Fund

Supplement dated March 26, 2022 ■ Prospectus dated August 1, 2021

The Board of Trustees has approved an agreement and plan of reorganization, whereby the net assets of NT High Income Fund will be transferred to High Income Fund in exchange for shares of NT High Income Fund (the “Reorganization”). The Board, including the trustees who are not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended, considered the proposed Reorganization and determined that it is in the best interests of each fund and would not dilute the interests of either fund’s shareholders. The Reorganization does not require a shareholder vote.
The Reorganization is expected to be effective on May 27, 2022, as of the close of the New York Stock Exchange. NT High Income Fund’s G Class shareholders will receive shares of equal value of the corresponding class of High Income Fund in exchange for their shares of NT High Income Fund. The value of a shareholder’s account will not change as a result of the transaction.
It is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganization. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganization.
NT High Income Fund and High Income Fund have the same investment objectives, strategies and management fees.
For additional information about the funds, please refer to the funds’ prospectuses and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at 1-800-345-2021 (retail investors) or 1-800-345-6488 (financial professionals).